Related party transactions (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Aug. 22, 2016	Jun. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Delivery revenue derived			¥ 0	¥ 0	¥ 127,157
Additional capital contribution from related party				11,789
Delivery revenue
Related party transactions
Delivery revenue derived					127,157
Transportation service fees paid
Related party transactions
Transportation service fees paid			844,836	865,977	703,072
Quanzhou Zhongtong Express Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived					49,019
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO") | Delivery revenue
Related party transactions
Delivery revenue derived					14,922
Shenyang Changsheng Zhongtong Express Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived					14,257
Nanchang Zhongtong Express Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived					13,598
Tianjin Qianqiu Zhongtong Express Service Co., Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived					10,580
Shaanxi Zhongtong Express Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived					10,346
Shanxi Zhongtong Daying Logistics Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived					7,051
Jilin Zhongtong Daying Logistics Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived					5,869
Fengwang Investments Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived					849
Heilongjiang Ruston Express Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived					666
Tonglu Tongze Logistics Ltd And Its Subsidiaries | Transportation service fees paid
Related party transactions
Transportation service fees paid			809,415	853,198	703,072
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL") | Rental income
Related party transactions
Rental income			9,436
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL") | Transportation service fees paid
Related party transactions
Transportation service fees paid			35,421	12,779
Shanghai Mingyu Barcode Technology Ltd. | Purchases of supplies
Related party transactions
Purchases of supplies			¥ 43,064	¥ 88,884	¥ 80,395
Zto Es Holding Limited ("ZTO ES") | Ordinary shares
Related party transactions
Shares issued to related party		16,000,000
Number of shares with economic interests granted				5,158,164
Number of shares waived				10,841,836
Mr. Meisong Lai
Related party transactions
Additional capital contribution from related party				¥ 11,789
ZTO LTL and Mr. Jianfa Lai | Investment Agreement | ZTO LTL
Related party transactions
Total consideration	¥ 54,000
Equity interest in equity method investment (as a percent)	18.00%